                          UNITED STATES SECURITIES AND
                               EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_]; Amendment Number:
                                               -----
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spinnaker Capital Limited
Address: 6 Grosvenor Street
         London W1K 4DJ England

Form 13F File Number: 28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jorge Rosas
Title: Authorized Signatory
Phone: +44 20 7903 2900

Signature, Place, and Date of Signing:


/s/ Jorge Rosas    London, England, United Kingdom   August 13, 2009
----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      25

Form 13F Information Table Value Total: $12,438
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
1     28-12864               Spinnaker Asset Management - SAM Limited

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
                                                                    Share Number and Type
                                                            Value   ---------------------
                                                           (U.S.$   No. of Shares /       Investment   Other    Voting
       Name of Issuer         Title of Class    CUSIP    thousands) Principal Amount Type Discretion Managers Authority
---------------------------- --------------- ----------- ---------- ---------------- ---- ---------- -------- ---------
ARCELORMITTAL SA LUXEMBOURG  NOTE 5.000% 5/1 03938L AK 0       632             500   PRN    DEFINED       1      NONE
BRASIL TELECOM PARTICIPACOES SPON ADR PFD    105530 10 9        65           1,700   SH     DEFINED       1      NONE
CNOOC LTD                    SPONSORED ADR   126132 10 9       135           1,100   SH     DEFINED       1      NONE
COMPANHIA DE SANEAMENTO BASI SPONSORED ADR   20441A 10 2       114           3,800   SH     DEFINED       1      NONE
COMPANHIA DE BEBIDAS DAS AME SPON ADR PFD    20441W 20 3     1,433          22,100   SH     DEFINED       1      NONE
DESARROLLADORA HOMEX S A DE  SPONSORED ADR   25030W 10 0        67           2,400   SH     DEFINED       1      NONE
ENERSIS S A                  SPONSORED ADR   29274F 10 4     1,064          57,600   SH     DEFINED       1      NONE
FOCUS MEDIA HLDG LTD         SPONSORED ADR   34415V 10 9       193          24,000   SH     DEFINED       1      NONE
GAFISA S A                   SPONS ADR       362607 30 1       310          18,800   SH     DEFINED       1      NONE
GOLD FIELDS LTD NEW          SPONSORED ADR   38059T 10 6       686          56,900   SH     DEFINED       1      NONE
GPO AEROPORTUARIO DEL PAC SA SPON ADR B      400506 10 1     1,170          45,600   SH     DEFINED       1      NONE
GRUPO AEROPORTUARIO DEL SURE SPON ADR SER B  40051E 20 2       246           6,300   SH     DEFINED       1      NONE
ITAU UNIBANCO BANCO MULTIPL  SPONS ADR       465562 10 6       101           6,400   SH     DEFINED       1      NONE
MERCADOLIBRE INC             COM             58733R 10 2       414          15,400   SH     DEFINED       1      NONE
NETEASE COM INC              SPONSORED ADR   64110W 10 2     1,463          41,600   SH     DEFINED       1      NONE
PETROCHINA CO LTD            SPONSORED ADR   71646E 10 0       210           1,900   SH     DEFINED       1      NONE
STERLITE INDS INDIA LTD      ADS             859737 20 7       121           9,700   SH     DEFINED       1      NONE
SUNTECH PWR HLDGS CO LTD     NOTE 3.000% 3/1 86800C AE 4     2,756           3,660   PRN    DEFINED       1      NONE
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR   874039 10 0       546          58,000   SH     DEFINED       1      NONE
TAM SA                       SP ADR REP PFD  87484D 10 3        72           6,900   SH     DEFINED       1      NONE
TELE NORTE LESTE PART S A    SPON ADR PFD    879246 10 6       164          11,000   SH     DEFINED       1      NONE
TELEFONOS DE MEXICO S A B    SPON ADR ORD L  879403 78 0       130           8,000   SH     DEFINED       1      NONE
TEVA PHARMACEUTICAL INDS LTD ADR             881624 20 9       158           3,200   SH     DEFINED       1      NONE
VALE S A                     ADR REPSTG PFD  91912E 20 4       184          12,000   SH     DEFINED       1      NONE
YINGLI GREEN ENERGY HLDG CO  ADR             98584B 10 3         4             317   SH     DEFINED       1      NONE